Employees' Retirement Benefits (Schedule Of Projected Benefit Obligation And Fair Value Of Plan Assets In Plans With Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Pension and Other Postretirement Benefits Disclosure [Line Items]
Projected benefit obligation	¥ 1,897,092	¥ 2,012,842
Fair value of plan assets	¥ 1,123,514	¥ 1,125,027